S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Apr. 16, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our sponsor is a Delaware limited liability company, which was recently formed in January 2026 to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Robert Wotczak, Chief Executive Officer, is the managing member of Disciplined Growth Sponsor LLC, and holds voting and investment discretion with respect to the securities held by the sponsor. Mr. Wotczak will have an aggregate [__]% indirect interest in our founder shares through membership interests in our sponsor. Our independent directors will have an aggregate [__]% indirect interest in our founder shares through membership interests in our sponsor. Other third-party accredited investors with pre-existing business relationships with our management team and sponsor will have an aggregate [___]% indirect interest in our founder shares through membership interests in our sponsor. Other than the members of our management team, no other person will have a direct or indirect material interest in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our company’s activities. Aside from Mr. Wotczak, no one will have the right to control or manage the sponsor, or the right to vote or dispose of the founder shares that they hold indirectly through their membership interests in the sponsor. Additionally, Mr. Wotczak will have an aggregate [__]% indirect interest in our private placement units through membership interests in our sponsor. Our independent directors will have an aggregate [__]% indirect interest in our private placement units through membership interests in our sponsor. Other third-party accredited investors with pre-existing business relationships with our management team and sponsor will have an aggregate [__]% indirect interest in our private placement units through membership interests in our sponsor. As of the date of this prospectus, other than Mr. Wotczak, no other person has a direct or indirect material interest in our sponsor. Other than members of our management team who are members of our sponsor, none of the other members of our sponsor will participate in our company’s activities.

SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than Mr. Wotczak, no other person has a direct or indirect material interest in our sponsor. Other than members of our management team who are members of our sponsor, none of the other members of our sponsor will participate in our company’s activities
Robert Wotczak [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Robert Wotczak